Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Registrant Name	Bank of N.T. Butterfield & Son Ltd
Entity Central Index Key	0001653242
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding (in shares)	55,359,218